Condensed Consolidated Interim Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]	Foreign Currency Translation Adjustments [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]		Total
Balance at Dec. 31, 2022			[1]	$ 28,710	$ (26)	$ (22,838)	$ 5,846	$ (109)		$ 5,737
Balance, shares at Dec. 31, 2022		688,272
Issuance of shares for Plantify exchange agreement (note 6)			[1]	827			827			827
Issuance of shares for Plantify exchange agreement , shares		166,340
Issuance of shares for Yaaran exchange agreement (note 9 and note 13(15))			[1]	997			997	665		1,662
Issuance of shares for Yaaran exchange agreement, shares		223,008
Issuance of shares to services providers			[1]	2,924			2,924			2,924
Issuance of shares to services providers, shares		990,092
Share based compensation to employee and directors				23			23		[1]	23
Issuance of shares for standby equity purchase agreement I			[1]	2,291			2,291			2,291
Issuance of shares for standby equity purchase agreement I, shares		777,224
Issuance of shares for standby equity purchase agreement II			[1]	254			254			254
Issuance of shares for standby equity purchase agreement II, shares		110,554
Transactions with non-controlling interests (note 9)				(160)			(160)	160
Comprehensive loss for the period						(6,522)	(6,522)	(738)		(7,260)
Balance at Dec. 31, 2023			[1]	35,866	(26)	(29,360)	6,480	(22)		6,458
Balance, shares at Dec. 31, 2023	[2]	2,955,490
Issuance of shares to services providers				24			24			24
Issuance of shares to services providers, shares	[2]	4,794
Issuance of shares for standby equity purchase agreement II				40			40			40
Issuance of shares for standby equity purchase agreement II, shares	[2]	28,333
Comprehensive loss for the period						(769)	(769)	(53)		(822)
Balance at Mar. 31, 2024				35,930	(26)	(30,129)	5,775	(75)		5,700
Balance, shares at Mar. 31, 2024	[2]	2,988,617
Balance at Dec. 31, 2023			[1]	35,866	(26)	(29,360)	6,480	(22)		6,458
Balance, shares at Dec. 31, 2023	[2]	2,955,490
Issuance of shares to services providers			[1]	758			758			758
Issuance of shares to services providers, shares		2,436,080
Share based compensation to employee and directors				1			1		[1]	1
Issuance of shares for standby equity purchase agreement II		$ 1		2,705			2,706			2,706
Issuance of shares for standby equity purchase agreement II, shares		6,666,667
Comprehensive loss for the period						(5,193)	(5,193)	(154)		(5,347)
Treasury stock transaction due to change of control				(3)			(3)			(3)
Balance at Dec. 31, 2024		$ 1		39,327	(26)	(34,553)	4,749	(176)		4,573
Balance, shares at Dec. 31, 2024		12,058,237
Comprehensive loss for the period						(1,193)	(1,193)	(64)		(1,257)
Issuance of shares for private investment in public equity (PIPE) agreement		$ 1					1			1
Issuance of shares for private investment in public equity (PIPE) agreement, shares		5,025,001
Warrant exercises				387			387			387
Exercising warrants, shares		729,166
Share based compensation									[2]
Foreign currency translation adjustments					(4)		(4)	(2)		(6)
Balance at Mar. 31, 2025		$ 2		$ 39,714	$ (30)	$ (35,746)	$ 3,940	$ (242)		$ 3,698
Balance, shares at Mar. 31, 2025		17,812,404

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.